Basis of presentation for the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Basis of presentation for the consolidated financial statements [Abstract]
Disclosure of reconciliation of difference between consolidated financial statements
A reconciliation of such differences is presented as follows
	Balances originally reported as of December 31, 2016	Consolidated Financial Statements for SEC	Reclassification
	ThUS$	ThUS$	ThUS$
Assets
Current tax Assets	54,787	51,632	(3,155)
Tax assets, non-current	29,024	32,179	3,155
Deferred tax assets	664	-	(664)
Total	84,475	83,811	(664)

	Balances originally reported as of December 31, 2016	Reclassified balances as of December 31, 2016	Reclassification
	ThUS$	ThUS$	ThUS$
Liabilities
Deferred tax liabilities	206,119	205,455	664
Total	206,119	205,455	664

	Balances originally reported as of December 31, 2016	Reclassified balances as of December 31, 2016	Reclassification
	ThUS$	ThUS$	ThUS$
Income
Other income	14,781	15,202	421
Finance income	10,550	10,129	(421)
Total	25,331	25,331	-

	Balances originally reported as of December 31, 2016	Reclassified balances as of December 31, 2016	Reclassification
	ThUS$	ThUS$	ThUS$
Cash Flows
Cash payments to suppliers for the provision of goods and services	(796,961)	(851,972)	(55,011)
Cash payments to and on behalf of employees	(253,163)	(204,609)	48,554
Income taxes paid	(87,050)	(113,991)	(26,941)
Other inflows (outflows) of cash	(29,473)	(2,532)	26,941
Payments made to acquire interest in joint ventures	(51,457)	(45,000)	6,457
Total	1,218,104	1,218,104	-

Disclosure of subsidiaries [text block]
Companies included in consolidation:

					Ownership interest
TAX ID		Country of				12/31/2017	12/31/2016
No.	Foreign subsidiaries	origin	Functional currency	Direct	Indirect	Total	Total
Foreign	Nitratos Naturais Do Chile Ltda.	Brazil	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Nitrate Corporation Of Chile Ltd.	United Kingdom	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM North America Corp.	USA	US$	40.0000	60.0000	100.0000	100.0000
Foreign	SQM Europe N.V.	Belgium	US$	0.5800	99.4200	100.0000	100.0000
Foreign	Soquimich S.R.L. Argentina	Argentina	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Soquimich European Holding B.V.	Netherlands	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Corporation N.V.	Netherlands	US$	0.0002	99.9998	100.0000	100.0000
Foreign	SQI Corporation N.V.	Netherlands	US$	0.0159	99.9841	100.0000	100.0000
Foreign	SQM Comercial De México S.A. de C.V.	Mexico	US$	0.0100	99.9900	100.0000	100.0000
Foreign	North American Trading Company	USA	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Administración y Servicios Santiago S.A. de C.V.	Mexico	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Peru S.A.	Peru	US$	0.9800	99.0200	100.0000	100.0000
Foreign	SQM Ecuador S.A.	Ecuador	US$	0.0040	99.9960	100.0000	100.0000
Foreign	SQM Nitratos Mexico S.A. de C.V.	Mexico	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQMC Holding Corporation L.L.P.	USA.	US$	0.1000	99.9000	100.0000	100.0000
Foreign	SQM Investment Corporation N.V.	Netherlands	US$	1.0000	99.0000	100.0000	100.0000
Foreign	SQM Brasil Limitada	Brazil	US$	1.0900	98.9100	100.0000	100.0000
Foreign	SQM France S.A.	France	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Japan Co. Ltd.	Japan	US$	0.1597	99.8403	100.0000	100.0000
Foreign	Royal Seed Trading Corporation A.V.V.	Aruba	US$	1.6700	98.3300	100.0000	100.0000
Foreign	SQM Oceania Pty Limited	Australia	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Rs Agro-Chemical Trading Corporation A.V.V.	Aruba	US$	98.3333	1.6667	100.0000	100.0000
Foreign	SQM Colombia SAS	Colombia	US$	0.0000	100.0000	100.0000	0.0000
Foreign	SQM Australia PTY	Australia	Dolar Australiano	0.0000	100.0000	100.0000	0.0000
Foreign	SACAL S.A.	Argentina	Peso Argentino	0.0000	100.0000	100.0000	0.0000

				Ownership interest
		Country of				12/31/2017	12/31/2016
TAX ID No.	Foreign subsidiaries	origin	Functional currency	Direct	Indirect	Total	Total
Foreign	SQM Indonesia S.A.	Indonesia	US$	0.0000	80.0000	80.0000	80.0000
Foreign	SQM Virginia L.L.C.	USA	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Italia SRL	Italy	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Comercial Caimán Internacional S.A.	Panama	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Africa Pty.	South Africa	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Lithium Specialties LLC	USA	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Iberian S.A.	Spain	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Agro India Pvt. Ltd.	India	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Beijing Commercial Co. Ltd.	China	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Thailand Limited	Thailand	US$	0.0000	99.996	99.996	99.996

				Ownership interest
		Country of	Functional			12/31/2017	12/31/2016
TAX ID No.	Domestic subsidiaries	Origin	currency	Direct	Indirect	Total	Total
96,801,610-5	Comercial Hydro S.A.	Chile	US$	0.0000	60.6383	60.6383	60.6383
96,651,060-9	SQM Potasio S.A.	Chile	US$	99.9999	0.0000	99.9999	99.9999
96,592,190-7	SQM Nitratos S.A.	Chile	US$	99.9999	0.0001	100.0000	100.0000
96,592,180-K	Ajay SQM Chile S.A.	Chile	US$	51.0000	0.0000	51.0000	51.0000
86,630,200-6	SQMC Internacional Ltda.	Chile	Ch$	0.0000	60.6381	60.6381	60.6381
79,947,100-0	SQM Industrial S.A.	Chile	US$	99.0470	0.9530	100.0000	100.0000
79,906,120-1	Isapre Norte Grande Ltda.	Chile	Ch$	1.0000	99.0000	100.0000	100.0000
79,876,080-7	Almacenes y Depósitos Ltda.	Chile	Ch$	1.0000	99.0000	100.0000	100.0000
79,770,780-5	Servicios Integrales de Tránsitos y Transferencias S.A.	Chile	US$	0.0003	99.9997	100.0000	100.0000
79,768,170-9	Soquimich Comercial S.A.	Chile	US$	0.0000	60.6383	60.6383	60.6383
79,626,800-K	SQM Salar S.A.	Chile	US$	18.1800	81.8200	100.0000	100.0000
78,053,910-0	Proinsa Ltda.	Chile	Ch$	0.0000	60.5800	60.5800	60.5800
76,534,490-5	Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	Chile	Ch$	0.0000	100.0000	100.0000	100.0000
76,425,380-9	Exploraciones Mineras S.A.	Chile	US$	0.2691	99.7309	100.0000	100.0000
76,064,419-6	Comercial Agrorama Ltda. (a)	Chile	Ch$	0.0000	42.4468	42.4468	42.4468
76,145,229-0	Agrorama S.A.	Chile	Ch$	0.0000	60.6377	60.6377	60.6377
76,359,919-1	Orcoma Estudios SPA	Chile	US$	51.0000	0.0000	51.0000	51.0000
76,360,575-2	Orcoma SPA	Chile	US$	100.0000	0.0000	100.0000	100.0000
76,686,311-9	SQM MaG SpA.	Chile	US$	100.0000	0.0000	100.0000	100,0000